Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

Transamerica JPMorgan Asset Allocation – Conservative VP

The following is added as the ninth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio, and as the ninth paragraph under “More on Each Portfolio’s Strategies and Investments – Transamerica JPMorgan Asset Allocation – Conservative VP” in the Prospectus:

The portfolio may also invest in unaffiliated funds sub-advised by Madison Asset Management, LLC.

* * *

Investors Should Retain this Supplement for Future Reference

July 1, 2019

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

Transamerica JPMorgan Asset Allocation – Moderate VP

The following is added as the ninth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio, and as the ninth paragraph under “More on Each Portfolio’s Strategies and Investments – Transamerica JPMorgan Asset Allocation – Moderate VP” in the Prospectus:

The portfolio may also invest in unaffiliated funds sub-advised by Madison Asset Management, LLC.

* * *

Investors Should Retain this Supplement for Future Reference

July 1, 2019

Transamerica JPMorgan Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

Transamerica JPMorgan Asset Allocation – Conservative VP

The following is added as the ninth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio, and as the ninth paragraph under “More on Each Portfolio’s Strategies and Investments – Transamerica JPMorgan Asset Allocation – Conservative VP” in the Prospectus:

The portfolio may also invest in unaffiliated funds sub-advised by Madison Asset Management, LLC.

* * *

Investors Should Retain this Supplement for Future Reference

July 1, 2019

Transamerica JPMorgan Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

Transamerica JPMorgan Asset Allocation – Moderate VP

The following is added as the ninth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio, and as the ninth paragraph under “More on Each Portfolio’s Strategies and Investments – Transamerica JPMorgan Asset Allocation – Moderate VP” in the Prospectus:

The portfolio may also invest in unaffiliated funds sub-advised by Madison Asset Management, LLC.

* * *

Investors Should Retain this Supplement for Future Reference

July 1, 2019